BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Other (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Business Acquisition [Line Items]
Goodwill		$ 758.0		₽ 52,662	$ 134.3	₽ 9,328	₽ 8,436
Other acquisitions
Business Acquisition [Line Items]
Total purchase consideration	₽ 66	10.8	₽ 751
Cash and cash equivalents		0.2		17
Property and equipment		0.2		14
Intangible assets		1.9		130		30
Goodwill		11.4		792		29
Deferred tax assets						₽ 7
Deferred tax liabilities		0.2		15
Redeemable noncontrolling interests		3.0		209
Net current assets		$ 0.3		₽ 22